UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21320

RETIREMENT INCOME TRUST

(Exact name of registrant as specified in charter)

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Address of principal executive offices)

(Zip code)

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Name and address of agent for service)

Registrant's telephone number, including area code: 412-521-6262

Date of fiscal year end: April 30

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Retirement Income Fund

Annual Report

April 30, 2005

June 30, 2005

Dear Shareholder:

I am pleased to enclose the Annual Report for The Retirement Income Fund for its fiscal year ended April 30, 2005.  The Fund distributed dividends of $1.425 per share during the year for a yield of 13.65% based on the share value of $10.44 per share at the beginning of the year. The Fund’s total return (including undistributed capital gains and unrealized capital losses) was 11.51% which compares very favorably to the total return of 3.27% for the Lehman Brothers Aggregate Bond Index for the same period. However the Fund’s focus, of course continues to be income. In a period of generally declining long term interest rates (described as a conundrum by the Federal Reserve Board Chairman), it is gratifying to report that the Fund actually increased its net investment income per share slightly to $.83 as compared to $.81 for the prior fiscal year.

Very truly yours,

/s/ Michael S. Lando

President

RETIREMENT INCOME FUND

PERFORMANCE

Lehman Brothers Aggregate Bond Index v. The Retirement Income Fund Based on $10,000 Initial Investment

Average Annualized Total Returns
	Retirement Income	Lehman Brothers
1 Year	11.51%	3.27%
Since Inception*	12.34%	2.59%
* From May 1, 2003.

This chart assumes an initial investment of $10,000 made on May 1, 2003. Past Performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed may be worth more or less then their original cost. All returns reflect reinvestment of dividends but not reflect the impact of taxes.

RETIREMENT INCOME FUND

INDUSTRY SECTOR ILLUSTRATION

(Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Retirement Income Fund

			Schedule of Investments
			April 30, 2005
Shares/Principal Amount			Market Value	% of Assets

COMMON STOCKS - UNITED STATES
BASIC MATERIALS
1,350	Gerdau SA *		$ 13,163	3.89%

SERVICES
700	Ship Financial International, Ltd. *		13,013	3.85%

TOTAL COMMON STOCK - UNITED STATES (COST $30,730)			26,176	7.74%

REAL ESTATE INVESTMENT TRUSTS - UNITED STATES
1,600	Anworth Mortgage Asset Corp.		14,928
1,180	Capstead Mortgage Corp.		9,121
900	Friedman, Billings, Ramsey Group, Inc. *		10,881

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $48,601)			34,930	10.34%

CLOSED-END INVESTMENT COMPANIES - UNITED STATES
1,750	Corporate High Yield Fund, Inc.		14,420
1,030	Corporate High Yield Fund V, Inc.		14,801
1,090	Corporate High Yield Fund VI, Inc.		14,671
785	Evergreen Income Advantage Fund		11,179
1,800	Morgan Stanley Emerging Markets Fund		17,046
1,350	Nuveen Preferred and Convertible Income Fund		17,483
935	Pimco Corporate Opportunity Fund		14,932
875	Pimco High Income Fund		12,014
715	Salomon Brothers Emerging Markets Income Fund, Inc.		13,406
945	Salomon Brothers Global High Income Fund, Inc.		12,474

TOTAL CLOSED-END INVESTMENT COMPANIES - UNITED STATES (COST $150,925)			142,426	42.14%

INCOME TRUSTS - CANADA
1,950	ACS Media Income Fund		15,065
1,026	Advantage Energy Income Fund		15,103
1,426	Boralex Power Income Fund		11,708
2,387	Clean Power Income Fund		13,527
1,290	DDJ Canadian High Yield Fund		16,856
1,800	KCP Income Fund		15,037
780	Primewest Energy Trust		18,010
1,778	Versacold Income Fund		11,970

TOTAL INCOME TRUSTS - CANADA (COST $126,109)			117,276	34.70%

PREFERRED STOCK - UNITED STATES
450	HRPT Properties Trust 9.875% Class B		11,651

TOTAL PREFERRED STOCK (COST $12,496)			11,651	3.45%

MONEY MARKET FUND
1,749	First American Prime Obligation Fund Cl S 2.04% ** (Cost $1,749)		1,749	0.52%

	Total Investments (Cost $370,610)		$ 334,208	98.89%

	Other assets less liabilities		3,749	1.11%

	Net Assets		$ 337,957	100.00%

CALL OPTIONS WRITTEN
		Shares Subject
Underlying Security		to Call	Fair Value
Expiration Date/Exercise Price

Friedman, Billings, Ramsey Group, Inc.
May 2005 Calls @ 15.00		900	$ 90

Gerdau SA
May 2005 Calls @ 13.38		1,350	270

Ship Financial International, Ltd.
May 2005 Calls @ 20.00		700	105

Total (Premiums Received $877) (Note 4)			$ 465

* Security is pledged as collateral for call options written.

** Variable Rate Security; the coupon rate shown represents the rate at April 30, 2005.

The accompanying notes are an integral part of the financial statements.

Retirement Income Fund

Statement of Assets and Liabilities
April 30, 2005

Assets:
Investment Securities at Market Value	$ 334,208
(Identified Cost $ 370,610)
Cash	5,699
Receivables
Dividends	2,085
Interest	4
Total Assets	341,996
Liabilities:
Covered Call Options Written at Fair Value (premiums received $877)	465
Accrued Advisory Fee	613
Accrued Expenses	1,634
Distributions to Shareholders Payable	1,327
Total Liabilities	4,039

Net Assets	$ 337,957

Net Assets Consist of:
Capital Paid In	352,783
Accumulated Undistributed Net Investment Income	1,365
Realized Gain (Loss) on Investments - Net	19,799
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(35,990)
Net Assets, for 33,024 Shares Outstanding
(Unlimited shares authorized, $.001 par value)	$ 337,957
Net Asset Value and Offering Price
Per Share ($337,957/33,024 shares)	$ 10.23

Redemption Price ($10.23 x 99%)*	$ 10.13

*An early redemption fee of 1% applies only if redemption occurs less than one year from the date of purchase.

The accompanying notes are an integral part of the financial statements.

Retirement Income Fund

Statement of Operations
For the year ended April 30, 2005	5/1/2004
to
4/30/2005
Investment Income:
Dividends (net of foreign withholding taxes of $1,325)	$ 27,493
Interest	94
Total Investment Income	27,587
Expenses: (Note 3)
Advisor Fees	1,236
Administrative Fees	1,360
Distribution Fees	1,345
Fund Accounting and Transfer Agent Fees	6,297
Audit Fees	5,274
Custodian Fees	1,695
Registration	572
Insurance	416
Trustee Fees	200
Total Expenses	18,395
Reimbursed Expenses	(13,276)
Net Expenses	5,119

Net Investment Income	22,468

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	24,099
Unrealized Appreciation (Depreciation) on Investments	(24,397)
Net Realized and Unrealized Gain (Loss) on Investments	(298)

Net Increase (Decrease) in Net Assets from Operations	$ 22,170

The accompanying notes are an integral part of the financial statements.

Retirement Income Fund

Statement of Changes in Net Assets
	5/1/2004	5/1/2003
	to	to
	4/30/2005	4/30/2004
From Operations:
Net Investment Income	$ 22,468	$ 13,491
Net Realized Gain (Loss) on Investments	24,099	13,691
Net Unrealized Appreciation (Depreciation)	(24,397)	(11,593)
Increase (Decrease) in Net Assets from Operations	22,170	15,589
From Distributions to Shareholders:
Net Investment Income	(21,103)	(15,780)
Net Realized Gains	(14,898)	(804)
Change in Net Assets from Distributions	(36,001)	(16,584)
From Capital Share Transactions:
Proceeds From Sale of Shares	156,581	118,489
Shares Issued on Reinvestment of Dividends	34,674	12,442
Cost of Shares Redeemed	(69,403)	0
Net Increase from Shareholder Activity	121,852	130,931

Net Increase (Decrease) in Net Assets	108,021	129,936

Net Assets at Beginning of Period	229,936	100,000

Net Assets at End of Period (Including Accumulated Undistributed Net	$337,957	$229,936
Investment Income of $1,365 and $0, respectively)

Share Transactions:
Issued	14,036	10,907
Reinvested	3,198	1,117
Redeemed	(6,234)	0
Net increase (decrease) in shares	11,000	12,024
Shares outstanding beginning of period	22,024	10,000
Shares outstanding end of period	33,024	22,024

The accompanying notes are an integral part of the financial statements.

Retirement Income Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	5/1/2004	5/1/2003 (a)
	to	to
	4/30/2005	4/30/2004
Net Asset Value -
Beginning of Period	$ 10.44	$ 10.00
Net Investment Income (Loss) (b)	0.83	0.81
Net Gains or Losses on Securities
(realized and unrealized)	0.39	0.49
Total from Investment Operations	1.22	1.30

Distributions (From Net Investment Income)	(0.79)	(0.82)
Distributions (From Capital Gains)	(0.64)	(0.04)
Total Distributions	(1.43)	(0.86)

Net Asset Value -
End of Period	$ 10.23	$ 10.44
Total Return (c)	11.51%	13.14%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	338	230

Before Reimbursement
Ratio of Expenses to Average Net Assets (d)	6.37%	17.62%
Ratio of Net Income to Average Net Assets (b)	3.18%	-8.04%
After Reimbursement
Ratio of Expenses to Average Net Assets (d)	1.77%	2.00%
Ratio of Net Income to Average Net Assets (b)	7.77%	7.57%

Portfolio Turnover Rate	123.05%	86.76%

(a) Commencement of Operations.

(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends for certain investments of the Fund in investment companies.

(c) Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

(d) Does not include expenses of certain investment companies in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

RETIREMENT INCOME FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2005

1.)

ORGANIZATION:

Retirement Income Trust (the "Trust") was established as a statutory trust in Delaware in December 3, 2002. The Trust currently consists of one series, the Retirement Income Fund (the “Fund”). The Fund was established in December 3, 2002 and commenced operations on May 1, 2003 as a diversified, open-end investment company, or mutual fund. The Fund’s objective is to seek high current income.  This is a fundamental policy, which means it may not be changed without shareholder approval.  While the Fund will strive to avoid or limit losses, it will generally not attempt to avoid fluctuations in the Fund’s value which are due to fluctuations in interest rates.  Thus, the Fund is intended for investors who desire long-term income, but is not suitable for short-term investors or investors who may need access to principal.  To deter short-term investment, the Fund imposes a redemption fee of 1% on redemption of shares held less than one year from the date of purchase.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The Fund primarily invests in income producing securities.  The investments in securities are carried at market value. Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at the mean of the last bid and ask price except when, in the Retirement Income Advisers (the “Adviser”) opinion, the mean price does not accurately reflect the current value of the security.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Some of the factors which would be considered by the Board of Trustees are the last price of similar securities of the issuer or similar entities, the financial condition and operating results of the issuer compared to such other entities, and the interest rate or dividends of the issuer compared to those of such other securities.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME TIMING:

Security transactions are recorded on a trade date basis.  The Fund uses specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Interest income is recorded on the accrual basis from settlement date.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

OPTION WRITING:

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium amount and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in price of the security underlying the written option.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions from income are declared and paid monthly.  Distributions from undistributed net realized capital gains, if any, are paid annually.

 INCOME TAXES:

The Fund’s policy is to continue to comply with requirements of Sub-Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. Therefore, no provision for income taxes is required. Federal income tax loss carryfowards generated in prior years will be used to offset a portion of current year’s net realized gains.

ESTIMATES:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.)

RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT:

The Fund has entered into an investment advisory agreement with Retirement Income Advisers (the “Adviser”).  Under terms of the investment advisory agreement (“the Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its advisory services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Fund. For the fiscal year ended April 30, 2005, the Adviser earned management fees of $1,236 of which $613 was still due to the Adviser at April 30, 2005.

Prior to October 4, 2004, the Fund’s annual advisory fee was 0.35% of the average daily net asset value of the Fund’s portfolio, and the Adviser had contractually agreed with the Fund to forego fees and/or bear expenses of the Fund to the extent necessary to prevent total Fund operating expenses from exceeding 2% of the Funds assets.  The fees waived and/or expenses borne by the Adviser may be reimbursed by the Fund during the three years after commencement of operations.  No reimbursement payment was to be made that would cause the Fund’s total annualized operating expenses to exceed 2%.  For the period May 1, 2004 through October 3, 2004 and the year ended April 30, 2004, potentially reimbursable expenses paid by the Adviser amounted to $13,276 and $27,823, respectively.

ADMINISTRATIVE AGREEMENT:

On October 4, 2004 the Fund entered into an Operating Services Agreement pursuant to which the Adviser agrees to provide, or arrange and pay for, the expenses of the Fund other than brokers’ commissions and other cost of securities transactions for the Fund’s portfolio interest on indebtedness, taxes, expenses of litigation and any other extraordinary expenses of the Fund.  For its services under the Operating Services Agreement, the Adviser is to receive monthly a fee at an annual rate of 0.75% of the average net asset value of the Fund’s portfolio.  For the fiscal year ended April 30, 2005, the Adviser earned administrative fees of $1,360 of which $1,021 was still due to the Adviser at April 30, 2005.

DISTRIBUTION PLAN:

The Adviser serves as the Fund’s distributor.  The Fund has adopted a plan under SEC Investment Company Act rule 12b-1 that allows the Fund to pay a 0.45% annual distribution fee (not to exceed actual expenditures) to defray costs of Fund advertising and the printing and distribution of Fund advertising literature, including prospectus.  During its fiscal year ended April 30, 2005, the Fund reimbursed the Adviser, under the plan, in the amount of $1,345 for advertising expenditures of which $613 was still due to the Adviser at April 30, 2005.

OTHER:

The Fund is governed by a Board of Trustees that meets quarterly to review the Fund's investments, performance, expenses, and other business affairs.  The Board elects the Fund's officers. The majority of Board members are independent of the Adviser.  Owners and officers of the Adviser are also officers and or trustees of the Fund.

4.)

CALL OPTIONS WRITTEN

As of April 30, 2005, portfolio securities valued at $37,057 were held by the custodian as cover for call options written by the Fund.

Transactions in options written during the year ended April 30, 2005 were as follows:

	Number of Contracts	Premiums Received
Options Outstanding at April 30, 2004	0	$0
Options written	55	1,625
Options terminated in closing purchase transactions	0	0
Options expired	25	748
Options exercised	0	0
Options outstanding at April 30, 2005	30	$877

5.) SECURITY TRANSACTIONS

For the year ended April 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $449,229 and $342,518, respectively.  There were no purchases and sales of U.S. Government obligations.

For Federal income tax purposes, the cost of investments owned at April 30, 2005 was $370,610.

At April 30, 2005, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
1,758	(37,748)	(35,990)

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2005, Michael and Frances Lando held, in the aggregate, 60.45% of the shares of the Fund. Michael Lando is a trustee for the Fund and is also associated with the Retirement Income Advisers which is the Investment Adviser for the Fund.

7.) DISTRIBUTIONS TO SHAREHOLDERS

The Fund makes distributions monthly. Distributions are recorded on the ex-dividend date. During the fiscal year ended April 30, 2005, distributions of $36,001 ($1.425 per share) were made and $21,103 was declared from net investment income and $14,898 from realized gain from security transactions.

On May 31, 2005, a distribution of $0.078 was declared.  The dividend was paid on May 31, 2005, to shareholders of record on May 30, 2005.

The tax character of distributions paid during the fiscal year ended April 30, 2005 was as follows:

Distributions from:
Ordinary Income	$21,103
Short-Term Capital Gain	10,597
Long-Term Capital Gain	4,301
$36,001

As of April 30, 2005 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary income/ (accumulated losses)	$1,365
Undistributed capital gain/ (accumulated losses)	19,799
Unrealized appreciation/ (depreciation)	(35,990)
$(14,826)

There were no differences between book basis and tax-basis unrealized appreciation (depreciation).

RETIREMENT INCOME FUND

EXPENSE ILLUSTRATION

Expense Example (Unaudited)

As a shareholder of the Retirement Income Fund, you incur three types of cost: management fees, administrative fees and distribution (12b-1) fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare this cost with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2004 through April 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	November 1, 2004	April 30, 2005	November 1,2004 to April 30, 2005

Actual	$1,000.00	$922.60	$9.20
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.22	$9.64

* Expenses are equal to the Fund's annualized expense ratio of 1.93%, for the most recent six month period reported upon multiplied by the average account value over the period,  multiplied by 181 (the number of days in that period) and divided by 365 (to reflect the one-half year period).

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2004, are available without charge upon request by (1) calling the Fund at (800) 595-4933 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on July 31 and January 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 23, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4933.

RETIREMENT INCOME FUND

TRUSTEES AND OFFICERS INFORMATION

Information Regarding Trustees and Officers (Unaudited)

The Board of Trustees supervises the business activities of the Corporation. Each Trustee serves as a Trustee until the termination of the Trustee unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee who is an “interested person” of the Corporation, as defined in the Investment Company Act of 1940.

Name, address, and age	Position (s) held with Fund	Term of office and length of time served	Principal occupation (s) during past 5 years	Number of portfolios in Fund company overseen by trustee	Other public directorships held by Trustee.
Michael S. Lando 5553 Woodmont Street Pittsburgh, PA 15217, 64	Trustee, President and CEO	Term indefinite Served since December 2002	Attorney-at-Law and since December 2002 President of the Advisor and since May 2003, portfolio manager for the Fund.	One	None

The following table provides information regarding each Trustee who is a “non interested person” of the Corporation, as defined in the Investment Company Act of 1940.

Name, address, and age	Position (s) held with Fund	Term of office and length of time served	Principal occupation (s) during past 5 years	Number of portfolios in Fund company overseen by trustee	Other public directorships held by Trustee.
Carol Siegel, 1200 Old Freeport Road Pittsburgh, PA 15238, 64	Trustee	Term indefinite Served since April 2003	CEO of Carol Siegel Art Services, Inc. a supplier of art to corporate and professional places of business	One	None
Nathan Sherer, 113 Penhurst Drive, Pittsburgh, PA 15235, 66	Trustee	Term indefinite served since April 2003	CEO of Sherer Video Productions, Inc. a producer of industrial and social videography	One	None

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-866-633-8023.

RETIREMENT INCOME FUND

AUDITOR’S OPINION LETTER

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Retirement Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Retirement Income Fund as of April 30, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash held as of April 30, 2005 by correspondence with the Fund’s custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Retirement Income Fund as of April 30, 2005, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

June 27, 2005

Board of Trustees

Michael S. Lando

Carol Siegel

Nathan Sherer

Investment Adviser

Retirement Income Advisers

5553 Woodmont Street

Pittsburgh, PA  15217

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

Custodian

US Bank

Independent Auditors

Cohen McCurdy, Ltd.

This report is provided for the general information of the shareholders of the Retirement Income Fund.  This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there has been one amendment to the provisions of the code of ethics.

The nature of the amendment is as follows:

The Code of Ethics was revised in its entirety to comply with and implement the standards of SEC Rule 17j-1.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:

The Retirement Income Fund

5553 Woodmont Street

Pittsburgh, PA 15217

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because of the small size and scope of the fund.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2004

$ 12,753

FY 2005

$ 12,675

(b)

Audit-Related Fees

Registrant

Adviser

FY 2004

$ 0

$ 0

FY 2005

$ 0

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

Adviser

FY 2004

$ 895

$ 0

FY 2005

$ 930

$ 0

Nature of the fees:

Preparation of the Fund’s tax returns.

(d)

All Other Fees

Registrant

Adviser

FY 2004

$ 0

$ 0

FY 2005

$ 665

$ 0

Nature of the fees:

Consent to post-effective amendment.

(e)

(1)

Audit Committee’s Pre-Approval Policies

Independent Board members pre-approve all work done by the outside auditors before the work is performed.  The independent Board members select the independent audit firm at the beginning of the fiscal year and shortly thereafter the proposed work for the fiscal year is presented in writing by the audit firm, approved by the Adviser, and approved by the independent Board members.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

100%

N/A %

Tax Fees:

100%

N/A %

All Other Fees:

100%

N/A %

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser]

FY 2004

$ 0

$ 0

FY 2005

$ 0

$ 0

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of July 1, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RETIREMENT INCOME TRUST

By /s/Michael S. Lando

*Michael S. Lando

Principal Executive Officer and Principal Financial Officer

Date July 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael S. Lando

*Michael S. Lando

Principal Executive Officer and Principal Financial Officer

Date July 11, 2005